INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory, Net [Abstract]
INVENTORIES [Text Block]

8. INVENTORIES

Inventories consisted of the following:

	December 31, 2020	December 31, 2019	December 31, 2018

Raw materials	841,978	393,034	150,936

Inventory consists of raw gold awaiting transport to the smelter.